Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2040 Fund

December 31, 2020

Z40-QTLY-0221
1.9884245.103

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	968	$16,226
Fidelity Series Commodity Strategy Fund (a)	825	3,785
Fidelity Series Large Cap Growth Index Fund (a)	665	10,399
Fidelity Series Large Cap Stock Fund (a)	699	11,492
Fidelity Series Large Cap Value Index Fund (a)	1,671	22,070
Fidelity Series Small Cap Opportunities Fund (a)	340	5,451
Fidelity Series Value Discovery Fund (a)	569	8,150
TOTAL DOMESTIC EQUITY FUNDS
(Cost $68,390)		77,573

International Equity Funds - 40.9%
Fidelity Series Canada Fund (a)	296	3,421
Fidelity Series Emerging Markets Fund (a)	214	2,426
Fidelity Series Emerging Markets Opportunities Fund (a)	867	21,630
Fidelity Series International Growth Fund (a)	506	9,005
Fidelity Series International Index Fund (a)	330	3,731
Fidelity Series International Small Cap Fund (a)	162	3,322
Fidelity Series International Value Fund (a)	887	8,950
Fidelity Series Overseas Fund (a)	735	9,112
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $51,581)		61,597

Bond Funds - 6.4%
Fidelity Series Corporate Bond Fund (a)	1	17
Fidelity Series Emerging Markets Debt Fund (a)	94	898
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	27	297
Fidelity Series Floating Rate High Income Fund (a)	20	183
Fidelity Series Government Bond Index Fund (a)	2	20
Fidelity Series High Income Fund (a)	106	999
Fidelity Series Inflation-Protected Bond Index Fund (a)	281	3,010
Fidelity Series International Credit Fund (a)	5	56
Fidelity Series Investment Grade Bond Fund (a)	2	23
Fidelity Series Investment Grade Securitized Fund (a)	1	15
Fidelity Series Long-Term Treasury Bond Index Fund (a)	378	3,469
Fidelity Series Real Estate Income Fund (a)	55	575
TOTAL BOND FUNDS
(Cost $9,468)		9,562

Short-Term Funds - 1.2%
Fidelity Series Government Money Market Fund 0.13% (a)(b)	213	213
Fidelity Series Short-Term Credit Fund (a)	21	216
Fidelity Series Treasury Bill Index Fund (a)	132	1,316
TOTAL SHORT-TERM FUNDS
(Cost $1,738)		1,745
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $131,177)		150,477
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$150,477

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$9,836	$6,059	$3,131	$4,996	$543	$2,919	$16,226
Fidelity Series Canada Fund	2,317	480	330	72	(31)	985	3,421
Fidelity Series Commodity Strategy Fund	3,433	477	858	15	(180)	913	3,785
Fidelity Series Corporate Bond Fund	--	17	--	--	--	--	17
Fidelity Series Emerging Markets Debt Fund	702	80	13	31	(2)	131	898
Fidelity Series Emerging Markets Debt Local Currency Fund	--	279	--	2	--	18	297
Fidelity Series Emerging Markets Fund	1,220	407	66	33	(1)	866	2,426
Fidelity Series Emerging Markets Opportunities Fund	11,225	3,538	863	632	36	7,694	21,630
Fidelity Series Floating Rate High Income Fund	157	5	--	6	--	21	183
Fidelity Series Government Bond Index Fund	--	20	--	--	--	--	20
Fidelity Series Government Money Market Fund 0.13%	958	714	1,459	1	--	--	213
Fidelity Series High Income Fund	776	106	--	38	--	117	999
Fidelity Series Inflation-Protected Bond Index Fund	2,307	915	359	38	--	147	3,010
Fidelity Series International Credit Fund	49	4	--	4	--	3	56
Fidelity Series International Growth Fund	6,847	2,178	1,540	1,268	33	1,487	9,005
Fidelity Series International Index Fund	2,700	229	214	71	(8)	1,024	3,731
Fidelity Series International Small Cap Fund	2,052	207	51	27	--	1,114	3,322
Fidelity Series International Value Fund	6,618	886	1,286	249	(134)	2,866	8,950
Fidelity Series Investment Grade Bond Fund	--	23	--	--	--	--	23
Fidelity Series Investment Grade Securitized Fund	--	15	--	--	--	--	15
Fidelity Series Large Cap Growth Index Fund	7,400	728	1,691	310	260	3,702	10,399
Fidelity Series Large Cap Stock Fund	7,687	1,543	738	590	27	2,973	11,492
Fidelity Series Large Cap Value Index Fund	14,213	3,053	766	432	(21)	5,591	22,070
Fidelity Series Long-Term Treasury Bond Index Fund	2,583	1,850	514	344	40	(490)	3,469
Fidelity Series Overseas Fund	6,558	981	1,199	101	(53)	2,825	9,112
Fidelity Series Real Estate Income Fund	433	34	--	33	--	108	575
Fidelity Series Short-Term Credit Fund	204	5	--	4	--	7	216
Fidelity Series Small Cap Opportunities Fund	3,607	571	810	113	(38)	2,121	5,451
Fidelity Series Treasury Bill Index Fund	2,708	11	1,393	11	(4)	(6)	1,316
Fidelity Series Value Discovery Fund	4,499	1,572	120	164	3	2,196	8,150
	$101,089	$26,987	$17,401	$9,585	$470	$39,332	$150,477

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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